Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Non-Current Assets
Other long-term assets are comprised of the following:

	June 30, 2021	December 31, 2020
(In $ millions)
Deferred mobilization and contract preparation costs (1)	1.5	—
Right-of-use lease asset, non-current (2)	1.3	1.3
Deferred tax asset	1.0	0.2
Tax refunds	0.5	0.4
Total	4.3	1.9
(1) Non-current deferred mobilization and contract preparation costs relates to the non-current portion of contract mobilization and preparation costs for the rig "Skald", which commenced a long-term contract during the period.

(2) The right-of-use lease asset pertains to our office lease.